Net Parent Investment (Details Textual) - MXN ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 05, 2018	Feb. 13, 2018	Dec. 04, 2017	Jul. 28, 2017	Dec. 31, 2019	Oct. 08, 2019	May 29, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 04, 2018	Nov. 28, 2018
Statement Line Items [Line Items]
legal reserve					$ 10,370				$ 8,571
Statutory legal reserve, description					The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos).
Ordinary General Shareholders' Meeting [Member] | Capital stock [Member] | Betterware de MexicoS.A. de C.V. [Member]
Statement Line Items [Line Items]
Reduced capital stock		$ 97,921
Increased decrease in stock	$ 20
Ordinary General Shareholders' Meeting [Member] | Capital stock [Member] | BLSM [Member]
Statement Line Items [Line Items]
Increased decrease in stock	$ 20		$ 15
Ordinary General Shareholders' Meeting [Member] | Retained earnings [member]
Statement Line Items [Line Items]
Divident payment		79,080				$ 150,000	$ 128,000			$ 110,000	$ 111,000
Paid equity interest		$ 46,696				$ 91,583	$ 78,151	$ 64,955		$ 45,045	$ 65,545
Extraordinary General Shareholder' Meeting [Member] | Capital stock [Member] | Betterware de MexicoS.A. de C.V. [Member]
Statement Line Items [Line Items]
Increased decrease in stock				$ 87,317
Extraordinary General Shareholder' Meeting [Member] | Retained earnings [member] | Betterware de MexicoS.A. de C.V. [Member]
Statement Line Items [Line Items]
Increased decrease in stock				174,801
Extraordinary General Shareholder' Meeting [Member] | Stockholders' equity [member] | Betterware de MexicoS.A. de C.V. [Member]
Statement Line Items [Line Items]
Increased decrease in stock				$ 87,484